Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Current assets:
Cash and cash equivalents	$ 152,590	$ 78,570
Restricted cash and cash equivalents and restricted bank time deposits	3,597	27,042
Short-term investments	10,434	4,713
Accounts receivable, net of allowance for credit losses of $2.1 million and $4.6 million, respectively	179,198	175,001
Contract assets, net	27,908	20,317
Inventories	14,366	14,542
Prepaid expenses and other current assets	31,970	30,051
Total current assets	420,063	350,236
Property and equipment, net	30,839	37,595
Operating lease right-of-use assets	25,031	32,126
Goodwill	158,233	158,183
Intangible assets, net	3,162	5,299
Deferred income taxes	1,548	3,303
Other assets	25,729	42,076
Total assets	664,605	628,818
Current liabilities:
Short term loan	100,000	0
Accounts payable	36,664	41,552
Accrued expenses and other current liabilities	99,774	91,692
Contract liabilities	83,158	127,012
Due to former parent	0	38,772
Total current liabilities	319,596	299,028
Long-term contract liabilities	14,520	22,037
Deferred income taxes	3,447	4,049
Operating lease liabilities	17,179	24,135
Other liabilities	10,774	9,198
Total liabilities	365,516	358,447
Commitments and Contingencies
Common stock, outstanding (in shares)	67,217,688	65,773,335
Common stock, issued (in shares)	67,217,688	65,773,335
Common stock, authorized (in shares)	300,000,000	300,000,000
Common stock, par value (in dollars per share)	$ 0	$ 0
Stockholders' equity:
Common stock - $0 par value; Authorized 300,000,000 shares. Issued and outstanding 67,217,688 and 65,773,335 at January 31, 2022 and January 31, 2021, respectively	$ 0	$ 0
Additional paid-in capital	316,706	0
Accumulated deficit	(14,890)	0
Former net parent investment	0	273,006
Accumulated other comprehensive loss	(16,679)	(15,505)
Total Cognyte Software Ltd. stockholders' equity	285,137	257,501
Noncontrolling interest	13,952	12,870
Total stockholders’ equity	299,089	270,371
Total liabilities and stockholders’ equity	$ 664,605	$ 628,818